This amended Form N-CEN filing replaces the registrant's Form N-CEN, as previously filed under accession number 0001752724-22-062855.
The previously filed Form N-CEN had the incorrect independent public accountant's report on internal control under Part G.a.iii. This amended Form N-CEN includes the correct independent public accountant's report on internal control under Part G.a.iii.